UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		February 14, 2008

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      23
						     ----------
Form 13F Information Table Value Total	              $196,790
						     ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Affiliated Computer Services	CL A	       008190100      9922   220000  SH		SOLE 	 NONE  220000	    0	0
Aldila Inc.	                COM NEW	       014384200      3568   217669  SH		SOLE 	 NONE  217669	    0	0
Aecom Technology Corp. Delaware	COM	       00766T100      3143   110000  SH		SOLE 	 NONE  110000	    0	0
Allstate Corp.	                COM	       020002101     18281   350000 	CALL	SOLE 	 NONE  350000	    0	0
Allstate Corp.	                COM	       020002101      5291   101300	CALL	SOLE 	 NONE  101300	    0	0
Covidien Ltd.	                COM	       G2552X108     13100   295786  SH		SOLE 	 NONE  295786	    0	0
Computer Sciences Corp	        COM	       205363104     12120   245000  SH		SOLE 	 NONE  245000	    0	0
Eclipsys Corp	                COM	       278856109      4507   178069  SH		SOLE 	 NONE  178069	    0	0
First Advantage Corp.	        CL A	       31845F100      7546   458159  SH		SOLE 	 NONE  458159	    0	0
Fidelity Nat. Info. Serv.	COM	       31620M106     14685   353100  SH		SOLE 	 NONE  353100	    0	0
Fidelity National Financial,Inc CL A	       31620R105       543    37200  SH		SOLE 	 NONE   37200	    0	0
Landamerica Financial Group Inc	COM	       514936103     15247   455800  SH		SOLE 	 NONE  455800	    0	0
ITT Corp New	                COM	       450911102     10236   155000  SH		SOLE 	 NONE  155000	    0	0
Millipore Corp.	                COM	       601073109      6995    95590  SH		SOLE 	 NONE   95590	    0	0
Platinum Underwriter Hldgs L	COM	       G7127P100      7682   216040  SH		SOLE 	 NONE  216040	    0	0
SAIC, Inc	                COM	       78390X101     12265   609600  SH		SOLE 	 NONE  609600	    0	0
Skillsoft PLC	                SPONSORED ADR  830928107     10361  1083823  SH		SOLE 	 NONE 1083823	    0	0
Sumtotal Sys Inc.	        COM	       866615107      5657  1190934  SH		SOLE 	 NONE 1190934	    0	0
Symantec Corp.	                COM	       871503108      5245   325000  SH		SOLE 	 NONE  325000	    0	0
Tyco Intl Ltd. Bermuda	        SHS	       G9143X208     10309   260000  SH		SOLE 	 NONE  260000	    0	0
Ultra Clean Hldgs, Inc.	        COM	       90385V107      9605   787302  SH		SOLE 	 NONE  787302	    0	0
United Rentals Inc.             COM            911363109      1377    75000  SH         SOLE     NONE   75000       0   0
Western Union Co.	        COM	       959802109      9105   375000  SH		SOLE 	 NONE  375000	    0	0